Strategic Alternatives Fund Expense Example - Strategic Alternatives Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 147
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	783
Expense Example, with Redemption, 10 Years	1,714
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	$ 2,057